S000062452 [Member] Expense Example - AB All China Equity Portfolio	Nov. 30, 2025 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	889
Expense Example, with Redemption, 10 Years	1,991
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	571
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,401
Expense Example, with Redemption, 10 Years	$ 2,587